Note 6 - Exploration and Evaluation Assets	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
6.	EXPLORATION AND EVALUATION ASSETS

During the year ended March 31, 2025, the following expenditures were incurred on the exploration and evaluation properties of the Company’s assets:

	Winston Property	Zoro Property	Jean Lake Property	Grass River Property	Jol Lithium Property	Peg North Property	Lac Simard Property	Athabasca Properties	Total

Acquisition costs
Balance, March 31, 2024	$1,338,793	$1,909,407	$250,000	$45,255	$11,730	$400,000	$127,153	$-	$4,082,338
Cash	99,189	-	50,000	130	638	100,000	-	-	249,957
Shares	-	-	50,000	-	-	100,000	-	6,716,449	6,866,449
Spin-out	(1,437,982)	-	-	-	-	-	-	-	(1,437,982)
Balance, March 31, 2025	-	1,909,407	350,000	45,385	12,368	600,000	127,153	6,716,449	9,760,762

Exploration costs
Balance, March 31, 2024	419,233	6,552,532	2,465,023	680,016	45,865	849,406	-	-	11,012,075
Assay	-	55,945	-	-	-	-	-	-	55,945
Drilling	-	42,950	-	-	-	-	-	97,308	140,258
Geological, consulting, and other	28,940	629,875	8,792	-	6,000	31,931	-	298,379	1,003,918
Exploration cost recovery	-	(200,000)	-	-	-	-	-	-	(200,000)
Spin-out	(448,173)	-	-	-	-	-	-	-	(448,173)
Balance, March 31, 2025	-	7,081,302	2,473,815	680,016	51,865	881,337	-	395,687	11,564,023

Total Balance – March 31, 2025	$-	$8,990,709	$2,823,815	$725,401	$64,233	$1,481,337	$127,153	$7,112,136	$21,324,785

During the year ended March 31, 2024, the following expenditures were incurred on the exploration and evaluation properties of the Company’s assets:

	Winston Property	Zoro Property	Jean Lake Property	Grass River Property	Jol Lithium Property	Peg North Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2023	$1,334,548	$1,909,407	$150,000	$43,500	$10,454	$200,000	$-	$3,647,909
Cash	4,245	-	50,000	1,755	1,276	100,000	41,553	198,829
Shares	-	-	50,000	-	-	100,000	85,600	235,600
Balance, March 31, 2024	1,338,793	1,909,407	250,000	45,255	11,730	400,000	127,153	4,082,338

Exploration costs
Balance, March 31, 2023	371,909	4,653,559	2,509,453	596,124	38,365	660,472	-	8,829,882
Assay	-	-	2,669	-	-	15,188	-	17,857
Geological, consulting, and other	47,324	1,898,973	152,901	83,892	7,500	173,746	-	2,364,336
Exploration cost recovery	-	-	(200,000)	-	-	-	-	(200,000)
Balance, March 31, 2024	419,233	6,552,532	2,465,023	680,016	45,865	849,406	-	11,012,075

Total Balance – March 31, 2024	$1,758,026	$8,461,939	$2,715,023	$725,271	$57,595	$1,249,406	$127,153	$15,094,413

Winston Property

Ivanhoe/Emporia claims

In accordance with the terms and conditions of the underlying Ivanhoe/Emporia purchase agreement, the Optionors agreed to sell and convey the Ivanhoe/Emporia Claims for $500,000 USD of which $361,375 USD remained due owing to the Robert Howe Educational Trust (“RHET”) upon closing on May 17, 2017. The Buyer agreed to pay RHET a monthly royalty equal to the greater of the Minimum Monthly Royalty or Production Royalty determined in accordance with the following table:

Monthly Average Silver Price/Oz	Minimum Monthly Royalty (In USD)	Production Royalty %
Less than $5.00	$125	3%
$5.00 ~ $6.99	$250	4%
$7.00 ~ $8.99	$500	5%
$9.00 ~ $10.99	$1,000	6%
$11.00 ~ $14.99	$1,500	7%
$15 or greater	$2,000	8%

All royalty payments made to RHET under the Minimum Monthly Royalty or Production Royalty of the agreement will be credited against the purchase price. As of March 31, 2025, past payments totaling $225,255 USD (2024 - $201,535 USD) have been applied against the $500,000 USD purchase price. The remaining purchase price of $274,745 USD (2024 - $298,465 USD) may be satisfied in the form of ongoing advance royalty payments or lump-sum payment to finalize the property purchase. The accrued minimum monthly royalty payments outstanding as of March 31, 2025, totals $362,644 or $252,125 USD (2024 - $301,967, or $222,975 USD; 2023 – $313,001, or $231,125 USD), which is included in the accounts payable and accrued liabilities. Only the permanent production royalty of 2% of NSR on all ore mined on the Ivanhoe and Emporia lode claims, will remain as an encumbrance after the property has been purchased.

The Winston Property ceased to be an asset of Foremost on January 31, 2024 as it was included in the Spin-Out (Note 17).

Zoro Property

The Company announced on January 4, 2024 that a $300,000 grant shall be received from the Manitoba Government for the Zoro Lithium Property to fund further exploration and development. During the year ended March 31, 2024, the Company received $100,000 of the $300,000 grant. The remaining $200,000 grant was received during the year ended March 31, 2025.

Hidden Lake Property

During the year ended March 31, 2023, the Company sold its 60% interest in the Hidden Lake Project in Yellowknife, NWT for $3,500,000, which was previously written off resulting in a gain on sale of property of $3,500,000.

Jean Lake Property

The option agreement provides that in order for the Company to earn a 100% interest in the project it is required to make the following cash payments and share issuances to Mount Morgan Resources Ltd. and incur the following project exploration expenditures as follows:

a)	pay $25,000 in cash (paid) and issue common shares of the Company having a value of $25,000 (5,000 shares issued) on or before August 1, 2021;
b)	pay $50,000 in cash (paid), issue $50,000 in common shares (6,704 shares issued) and incur $50,000 in exploration expenditures (incurred) on or before July 30, 2022;
c)	pay $50,000 in cash (paid), issue $50,000 in common shares (6,128 shares issued) and incur $100,000 (accumulated) in exploration expenditures (incurred) by July 30, 2023;
d)	pay $50,000 in cash (paid) issue $50,000 (12,106 shares issued) in common shares and incur $150,000 (accumulated) in exploration expenditures (incurred) by July 30, 2024; and
e)	pay $75,000 in cash, issue $75,000 in common shares and incur $200,000 (accumulated) in exploration expenditures (incurred) by July 30, 2025.

Once the Company earns the interest, the Company will grant a 2% NSR to Mount Morgan Resources Ltd. The NSR may be reduced to 1% by the Company’s payment of $1,000,000 to the NSR holder.

During the year ended March 31, 2023, the Company entered into an agreement with the Manitoba Government to receive a grant of $300,000 for exploration work on the Jean Lake and received $200,000 during the year ended March 31, 2023. The remaining $100,000 was received during the year ended March 31, 2024.

Grass River Property

During the year ended March 31, 2022, the Company staked claims on the Grass River Property in the Snow Lake area of Manitoba for $40,500. During the year ended March 31, 2023, the Company staked additional claims for $3,000. During the year ended March 31, 2024, the Company staked additional claims for $1,755. During the year ended March 31, 2025, the Company incurred $130 (2024 -$1,755; 2023 - $Nil) in claim filing fees.

Jol Lithium Property

During the year ended March 31, 2023, the Company entered into an agreement and acquired a 100% interest in the MB3530 claim located in the Snow Lake area of Manitoba. To earn the interest, the Company paid $8,000 and issued $2,454 in shares (364 shares issued). During the year ended March 31, 2025, the Company incurred $638 in filing of claim fees. The property is subject to a 2% NSR.

Peg North Property

During the year ended March 31, 2023, the Company entered into an option agreement to acquire a 100% interest in the Peg North claims located in the Snow Lake mining district in Manitoba. Under the terms of the option agreement (the "First Option"), in consideration for making aggregate cash payments of $750,000, issuing Strider Resources Limited (“Strider”) common shares having an aggregate value of $750,000, and incurring an aggregate of $3,000,000 in exploration expenditures on or before the fifth anniversary, the Company has the right to acquire a 100% interest in the Peg North Claims, subject only to a 2% net smelter return royalty granted to Strider (the "NSR"). The obligations under the First Option can be considered fulfilled under the terms as outlined in the schedule below:

a)	cash payments of $750,000 as follows:
i)	a cash payment of $100,000 on or before June 23, 2022 (paid);
ii)	a cash payment of $100,000 on or before June 28, 2023 (paid);
iii)	a cash payment of $100,000 on or before June 28, 2024 (paid);
iv)	a cash payment of $150,000 on or before June 28, 2025;
v)	a cash payment of $150,000 on or before June 28, 2026;
vi)	a cash payment of $150,000 on or before June 28, 2027; and

b)	the issuance of $750,000 in shares of the Company as follows:
i)	the issuance of $100,000 in common shares on or before June 23, 2022 (issued 10,526 shares);
ii)	the issuance of $100,000 in common shares on or before June 9, 2023 (issued 13,072 shares);
iii)	the issuance of $100,000 in common shares on or before June 28, 2024; (issued 28,818 shares);
iv)	the issuance of $150,000 in common shares on or before June 28, 2025;
v)	the issuance of $150,000 in common shares on or before June 28, 2026;
vi)	the issuance of $150,000 in common shares on or before June 28, 2027; and

c)	Incurring exploration expenditures totaling $3,000,000 due on or before June 9, 2027 (incurred cumulative exploration expenditures of $881,337 through March 31, 2025.

Provided that the First Option has been exercised, the Company may purchase from Strider one half (1%) of the NSR for a cash payment of $1,500,000 (the “Second Option”) at any time prior to commencement of commercial production.

Lac Simard South Property

During the year ended March 31, 2024, the Company entered into an agreement, and earned a 100% interest in, the Lac Simard South property located in Quebec by paying $35,000 (paid) and issuing 10,700 common shares (issued and valued at $85,600).

Athabasca Properties

During the year ended March 31 2025, the Company entered into an option agreement with Denison Mines Corp. (“Denison”) to acquire up to a 70% interest in exploration properties in the Athabasca Basin in Northern Saskatchewan (the “Exploration Properties”). To earn the interest, the Company has to make the following cash payments, share issuances and incur project exploration expenditures in 3 phases:

Phase 1

During the year ended March 31, 2025, the Company earned an initial 20% interest in the Exploration Properties (14.03% for Hatchet Lake) by:

●	Issuing 1,369,810 common shares (issued and valued at $5,205,278) to Denison;
●	appointing a Technical Advisor to Foremost at Denison's election; and
●

entering into an Investors Rights Agreement providing for, among other things: the appointment by Denison of up to two (2) individuals to the board of directors of Foremost; and a pre-emptive equity participation right for Denison to maintain a 19.95% equity interest in Foremost.

The Company also issued 425,682 common shares to arm’s length parties for finders and advisory fees valued at $1,511,171.

Phase 2

To earn an additional 31% interest in the Exploration Properties (21.75% for Hatchet Lake), on or before October 4, 2027, the Company must:

●	pay $2,000,000 to Denison in cash or common shares or a combination thereof;
●	incur $8,000,000 in exploration expenditures on the Exploration Properties.

If the conditions of Phase 2 are not satisfied, the Company shall forfeit the entirety of its interests in and rights to the Exploration Properties.

Phase 3

To earn an additional 19% interest in the Exploration Properties (15.22% for Hatchet Lake), on or before October 4, 2030, and on the successful completion of Phase 2, Foremost must:

●	pay $2,500,000 to Denison in cash or common shares or a combination thereof;
●	incur a further $12,000,000 in exploration expenditures on the Exploration Properties.

If the conditions of Phase 3 are not satisfied, the Company shall forfeit a portion of its interests in and rights to the Exploration Properties such that Denison's interests in each of the Exploration Properties will be increased to 51% and operatorship shall revert to Denison.

Upon completion of Phase 3 of the Option Agreement, the parties will enter into a joint venture agreement in respect of each of the Exploration Properties.